Terrance James Reilly Of Counsel Admitted in Pennsylvania and New Jersey	123 South Broad Street Avenue of the Arts Philadelphia, PA 19109 Tel: 215-772-1500	Direct Dial: 215-772-7318 Fax: 215-772-7620 Email:treilly@mmwr.com

August 5, 2013

VIA EDGAR TRANSMISSION

U. S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

Re:

Philadelphia Investment Partners New Generation Fund

1933 Act Registration No. 333-165401

1940 Act Registration No. 811-22395

Ladies and Gentlemen:

On behalf of Philadelphia Investment Partners New Generation Fund (the “Trust”) and pursuant to Rule 497(j) of the Securities Act of 1933 (the “Securities Act”), as amended, we hereby certify that the prospectus and statement of additional information of the Trust, that would have been filed by the Trust under Rule 497(c) under the Securities Act does not differ from that contained in Post-Effective Amendment No. 3 to the Trust’s registration statement on Form N-1A as filed electronically with the Commission on July 31, 2013.  This prospectus and statement of additional information applies only to the Trust’s sole series of shares, also known as Philadelphia Investment Partners New Generation Fund.

Very truly yours,

                                                                                             /s/ TERRANCE JAMES REILLY

                                                                                                Terrance James Reilly

cc:

Peter C. Zeuli